Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Expected dividend yield		0.00%
Expected share price volatility
Risk-free interest rate
Expected life of options	0 years	5 years
Minimum [Member]
Statement Line Items [Line Items]
Expected share price volatility		96.90%
Risk-free interest rate		2.04%
Maximum [Member]
Statement Line Items [Line Items]
Expected share price volatility		101.00%
Risk-free interest rate		2.17%